Discontinued Operations and Divestitures Discontinued Operations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Operating results of discontinued operations are summarized below:

	Years ended December 31
In millions	2014	2013	2012
Net sales	$295.8	$490.1	$112.1

Income (loss) from discontinued operations before income taxes	$1.5	$33.0	$(37.9)
Income tax benefit (provision)	(7.9)	(7.1)	12.2
Income (loss) from discontinued operations, net of tax	$(6.4)	$25.9	$(25.7)

Loss from sale / impairment of discontinued operations before income taxes	$(400.4)	$(1.1)	$—
Income tax benefit	14.7	0.3	—
Loss from sale / impairment of discontinued operations, net of tax	$(385.7)	$(0.8)	$—
The carrying amounts of major classes of assets and liabilities that were classified as held for sale on the Consolidated Balance Sheets were as follows:

	December 31
In millions	2014	2013
Cash and cash equivalents	$7.0	$9.1
Accounts and notes receivable, net	28.8	49.3
Inventories	30.1	48.2
Other current assets	14.7	27.8
Current assets held for sale	$80.6	$134.4
Property, plant and equipment, net	$18.5	$125.7
Goodwill	—	273.5
Intangibles, net	—	26.2
Other non-current assets	6.4	40.9
Non-current assets held for sale	$24.9	$466.3
Accounts payable	$12.2	$19.7
Employee compensation and benefits	11.3	34.7
Other current liabilities	11.6	18.1
Current liabilities held for sale	$35.1	$72.5
Long-term debt	$4.0	$4.7
Pension and other post-retirement compensation and benefits	2.5	4.6
Deferred tax liabilities	—	23.6
Other non-current liabilities	—	1.0
Non-current liabilities held for sale	$6.5	$33.9